Offerings - Offering: 1	May 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	15,200,000
Proposed Maximum Offering Price per Unit	12.77
Maximum Aggregate Offering Price	$ 194,104,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,717.32
Offering Note
(1)
The shares of common stock being registered hereby consist of an additional 15,200,000 shares that may be issued under the NOV Inc. Long-Term Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the number of shares of common stock registered hereby is subject to adjustment to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended, using the average of the high and low prices of the Common Stock on the New York Stock Exchange on May 15, 2025.